TRADE AND OTHER PAYABLES (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Interest rates	80.00%
Short-term lease commitments	$ 55	$ 157
Interest expense on lease liabilities	55	67
Lease expense	$ 55	$ 158
Bottom [Member]
Statement [Line Items]
Lease terms	7 months
Interest rates	9.50%
Up [Member]
Statement [Line Items]
Lease terms	77 months
Interest rates	12.00%